Short-Term Borrowings And Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 18,129,000,000		$ 18,483,000,000
Short-term borrowings	6,805,000,000		4,047,000,000
Number of financial institutions committing to lend funds under lines of credit	27
Lines of credit outstanding	18,100,000,000
Trade letters of credit outstanding	2,700,000,000		2,900,000,000
Secured Long-term Debt, Noncurrent	627,000,000		319,000,000
Carrying Value Of Property Collateralizing Long Term Debt	599,000,000		866,000,000
Net proceeds from note issuances			4,900,000,000
Percentage of notes principal amount	100.00%
Minimum [Member]
Debt Instrument [Line Items]
Basis point of interest rate in addition to LIBOR	0.10%
Commitment fee on undrawn amount (in basis points)	0.015%
Maximum [Member]
Debt Instrument [Line Items]
Basis point of interest rate in addition to LIBOR	0.75%
Commitment fee on undrawn amount (in basis points)			0.10%
Put Options [Member]
Debt Instrument [Line Items]
Carrying amount of debt with embedded put options	500,000,000		500,000,000
5-Year Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	6,258,000,000	[1]	6,258,000,000	[1]
Lines of credit outstanding	0	[1]	0	[1]
Line of Credit Facility, Remaining Borrowing Capacity	6,258,000,000	[1]	6,258,000,000	[1]
364-Day Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	10,000,000,000	[2]	10,000,000,000	[2]
Lines of credit outstanding	0	[2]	0	[2]
Line of Credit Facility, Remaining Borrowing Capacity	10,000,000,000	[2]	10,000,000,000	[2]
Standby Letters Of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1,871,000,000	[3]	2,225,000,000	[3]
Lines of credit outstanding	1,868,000,000	[3]	2,178,000,000	[3]
Line of Credit Facility, Remaining Borrowing Capacity	3,000,000	[3]	47,000,000	[3]
Drawn Amount [Member]
Debt Instrument [Line Items]
Lines of credit outstanding	1,868,000,000		2,178,000,000
Undrawn Amount [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	$ 16,261,000,000		$ 16,305,000,000

[1]	In June 2011, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.
[2]	In June 2012, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.
[3]	In June 2012, the Company renewed the stand-by letters of credit, which is used to support various potential and actual obligations.